Summary of Finance Receivables by Classification (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 58,348	$ 50,763	$ 50,449
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	58,348	50,763	50,449
Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	50,904	38,893	35,544
Financing Receivable [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	743	2,344	3,089
Financing Receivable [Member] | Classified - Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross
Financing Receivable [Member] | Classified - Nonaccrual [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,701	$ 9,526	$ 11,816